INCOME TAX CREDIT/(EXPENSE)	12 Months Ended
Jun. 30, 2022
Income Tax Creditexpense
INCOME TAX CREDIT/(EXPENSE)

9. INCOME TAX CREDIT/(EXPENSE)

	2022 $	2021 $	2020 $
Reconciliation of income tax expense to prima facie tax payable
Loss before income tax credit/(expense)	(7,163,123)	(7,077,619)	(6,294,775)
Tax at the Australian tax rate of 25% (2021: 26% and 2020: 27.50%)	(1,790,781)	(1,840,181)	(1,731,063)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income
Share-based payments expense	109,377	185,790	(3,971)
Research and development tax incentive	1,116,714	588,659	446,717
Other non-deductible items	-	-	888
Other assessable items	-	-	(26,764)
Income tax expenses before unrecognised tax losses	(564,690)	(1,065,732)	(1,314,193)

Difference in overseas tax rates	(79,604)	16,688	26,526
Under /(over) provision	(348,607)	(235,653)	553,190
Temporary differences not recognised	(301,694)	(419,965)	(353,628)
Research and development tax credit	(599,388)	(275,631)	(206,250)
Tax losses not recognised	1,861,858	1,980,293	1,294,355
Income tax (credit)/expense	(32,125)	-	-

	2022 $	2021 $	2020 $
Net deferred tax assets
Deferred tax liabilities recognised
Brands and trademarks	(148,013)	-	-
Total deferred tax liabilities	(148,013)	-	-

Deferred tax assets not recognised
Property, plant and equipment	58,041	8,004	-
Capital raising costs	661,863	975,270	877,584
Intangible assets	1,456,225	1,701,477	1,832,075
Provisions	442,383	297,907	306,044
Total deferred tax assets	2,618,512	2,982,658	3,015,703
Deferred tax liabilities not recognised
Right-of-use assets	(161,787)	(34,735)	(119,384)
Total deferred tax liabilities	(161,787)	(34,735)	(119,384)
Net deferred tax assets on temporary differences not brought to account	(2,456,725)	2,947,923	(2,896,319)
Total net deferred tax assets	-	-	-

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

9. INCOME TAX CREDIT/(EXPENSE) (cont.)

	2022 $	2021 $	2020 $
Tax losses
Unused tax losses for which no deferred tax asset has been recognised	105,287,311	100,694,696	97,259,045
Potential tax benefit @ 26% (Australia)	19,020,914	19,165,603	18,727,578
Potential tax benefit @ 21% (USA)	5,950,299	5,665,976	6,123,340
Potential tax benefit @ 35% (Malta)	304,115	-	-

Subject to the Company continuing to meet the relevant statutory tests, the tax losses are available for offset against future taxable income.

At June 30, 2022, the Company had a potential tax benefit related to tax losses carried forward of A$25,275,328 (2021: A$24,691,039, 2020: A$24,850,918). Such amount includes net losses of A$5,950,299 (2021: A$5,665,976, 2020: A$6,123,340) related to subsidiaries in the United States (U.S.). The Tax Cuts and Jobs Act (TCJA) enacted by Congress in the U.S. on December 22, 2017 cut the top corporate income tax rate from 35% to 21%. For tax years beginning after December 31, 2017, the graduated corporate tax rate structure is eliminated and corporate taxable income will be taxed at 21% flat rate. Additionally, the previous 20-year limitation on carry forward net operating losses (NOL’s) has been removed, allowing the NOL’s to be carried forward indefinitely. The remaining tax losses carried forward of A$19,020,914 (2021: A$19,025,063, 2020: A$18,727,578) are indefinite and are attributable to the Company’s operations in Australia as well as A$304,115 (2021: Nil, 2020: Nil) tax losses attributable to Company’s operations in Malta. As such the total unused tax losses available to the Company, equal A$25,275,328 (2021: A$24,691,039, 2020: A$24,850,918).

As at balance date, there are unrecognised tax losses with a benefit of approximately A$25,275,328 (2021: A$24,691,039 and 2020: A$24,850,918) that have not been recognised as a deferred tax asset to the Company. These unrecognised deferred tax assets will only be obtained if:

(a)	The Company derives future assessable income of a nature and amount sufficient to enable the benefits to be realised;
(b)	The Company continues to comply with the conditions for deductibility imposed by the law; and
(c)	No changes in tax legislation adversely affect the Company from realising the benefit.

Management has assessed the tax position of the Company and concluded that any potential uncertainty does not have a material impact on the financial statements.

Tax consolidation legislation

Genetic Technologies Limited and its wholly owned Australian subsidiaries implemented the tax consolidation legislation as from July 1, 2003. The accounting policy in relation to this legislation is set out in Note 2(h).

The entities in the tax consolidated Company have entered into a Tax Sharing Agreement which, in the opinion of the Directors, limits the joint and several liabilities of the wholly owned entities in the case of a default by the head entity, Genetic Technologies Limited.

The entities have also entered into a Tax Funding Agreement under which the wholly owned entities fully compensate Genetic Technologies Limited for any current tax payable assumed and are compensated by Genetic Technologies Limited for any current tax receivable and deferred tax assets relating to unused tax losses or unused tax credits that are transferred to Genetic Technologies Limited under the tax consolidation legislation. The funding amounts are determined by reference to the amounts recognised in the respective subsidiaries’ financial statements.

The amounts receivable or payable under the Tax Funding Agreement are due upon receipt of the funding advice from the head entity, which is issued as soon as practicable after the end of each financial year.

As at June 30, 2022, there are no unrecognised temporary differences associated with the Company’s investments in subsidiaries, as the Company has no liability for additional taxation should unremitted earnings be remitted (2021: $Nil, 2020:$Nil).

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)